Employees - Summary of Movements in Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,569	€ 2,993
Employee contributions	11	12
Settlements	2	1
Actual return on plan assets (excluding amounts in net finance income/charge)	131	(6,483)
Change in asset ceiling excluding amounts included in interest expenses	(6)	(184)
Employer contributions	407	303
Benefit payments	0	0
Other	0	13
Currency retranslation	186	(63)
Net defined benefit liability (asset)	2,401	2,569
Increase (decrease) resulting from reclassification to defined benefit	0
Fair value of assets before irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	19,367	26,693
Net defined benefit liability (asset)	20,178	19,367
Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(234)	(50)
Interest income	(7)	2
Currency retranslation	(8)	(2)
Net defined benefit liability (asset)	(255)	(234)
Fair value of assets after irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	19,133	26,643
Net defined benefit liability (asset)	19,923	19,133
Fair value of assets
Disclosure of defined benefit plans [line items]
Employee contributions	11	12
Settlements	(1)	0
Actual return on plan assets (excluding amounts in net finance income/charge)	131	(6,483)
Change in asset ceiling excluding amounts included in interest expenses	(6)	(184)
Interest income	859	496
Employer contributions	407	303
Benefit payments	(1,122)	(1,184)
Other	371	(2)
Currency retranslation	140	(468)
Increase (decrease) resulting from reclassification to defined benefit	(368)
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,866	2,879
Employee contributions	0	1
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(227)	(4,870)
Change in asset ceiling excluding amounts included in interest expenses	0	0
Employer contributions	50	66
Benefit payments	0	0
Other	0	0
Currency retranslation	44	(99)
Net defined benefit liability (asset)	1,429	1,866
UK | Fair value of assets before irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	8,704	14,332
Net defined benefit liability (asset)	8,679	8,704
UK | Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0	0
Interest income	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	0	0
UK | Fair value of assets after irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	8,704	14,332
Net defined benefit liability (asset)	8,679	8,704
UK | Fair value of assets
Disclosure of defined benefit plans [line items]
Employee contributions	0	1
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(227)	(4,870)
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest income	432	264
Employer contributions	50	66
Benefit payments	(459)	(511)
Other	0	0
Currency retranslation	179	(578)
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,609	1,162
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	146	(668)
Change in asset ceiling excluding amounts included in interest expenses	0	0
Employer contributions	9	8
Benefit payments	0	0
Other	0	(1)
Currency retranslation	0	0
Net defined benefit liability (asset)	1,483	1,609
The Netherlands | Fair value of assets before irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,343	6,099
Net defined benefit liability (asset)	5,514	5,343
The Netherlands | Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0	0
Interest income	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	0	0
The Netherlands | Fair value of assets after irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,343	6,099
Net defined benefit liability (asset)	5,514	5,343
The Netherlands | Fair value of assets
Disclosure of defined benefit plans [line items]
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	146	(668)
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest income	194	66
Employer contributions	9	8
Benefit payments	(178)	(161)
Other	0	(1)
Currency retranslation	0	0
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(906)	(1,048)
Employee contributions	11	11
Settlements	2	1
Actual return on plan assets (excluding amounts in net finance income/charge)	212	(945)
Change in asset ceiling excluding amounts included in interest expenses	(6)	(184)
Employer contributions	348	229
Benefit payments	0	0
Other	0	14
Currency retranslation	142	36
Net defined benefit liability (asset)	(511)	(906)
Rest of world | Fair value of assets before irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,320	6,262
Net defined benefit liability (asset)	5,985	5,320
Rest of world | Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(234)	(50)
Interest income	(7)	2
Currency retranslation	(8)	(2)
Net defined benefit liability (asset)	(255)	(234)
Rest of world | Fair value of assets after irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,086	6,212
Net defined benefit liability (asset)	5,730	5,086
Rest of world | Fair value of assets
Disclosure of defined benefit plans [line items]
Employee contributions	11	11
Settlements	(1)	0
Actual return on plan assets (excluding amounts in net finance income/charge)	212	(945)
Change in asset ceiling excluding amounts included in interest expenses	(6)	(184)
Interest income	233	166
Employer contributions	348	229
Benefit payments	(485)	(512)
Other	371	(1)
Currency retranslation	€ (39)	€ 110